Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Revenues	$ 14,991	$ 16,809
Cost of revenues	3,492	3,687
Gross profit	11,499	13,122
Research and development expenses, net	4,247	6,067
Selling and marketing expenses	8,284	9,665
General and administrative expenses	3,390	3,875
Total operating expenses	15,921	19,607
Operating loss	4,422	6,485
Finance expense, net	80	1,252
Loss before income taxes	4,502	7,737
Income taxes	477	275
Net loss and total comprehensive loss	$ 4,979	$ 8,012
Weighted number of shares	22,248,259	22,236,368
Basic and diluted net loss per share	$ (0.22)	$ (0.40)